Investment Portfolio
(UNAUDITED) | 07.31.2021
CARILLON SCOUT MID CAP FUND
COMMON STOCKS - 99.6%	Shares	Value
Aerospace & defense - 2.2%
BWX Technologies, Inc.	392,411	$22,536,164
Hexcel Corp.*	57,927	3,152,387
Huntington Ingalls Industries, Inc.	97,792	20,060,073
L3Harris Technologies, Inc.	124,617	28,255,659
Textron, Inc.	442,114	30,510,287
Airlines - 1.0%
Alaska Air Group, Inc.*	156,177	9,062,952
JetBlue Airways Corp.*	226,680	3,352,597
Southwest Airlines Co.*	705,535	35,643,628
Auto components - 1.1%
Aptiv PLC*	144,347	24,084,297
Lear Corp.	163,374	28,587,182
Automobiles - 0.3%
Thor Industries, Inc.	121,430	14,372,455
Banks - 2.5%
Citizens Financial Group, Inc.	324,243	13,670,085
Signature Bank	176,881	40,146,681
SVB Financial Group*	70,065	38,532,947
Synovus Financial Corp.	615,892	25,189,983
Biotechnology - 5.0%
Biogen, Inc.*	55,954	18,281,851
BioMarin Pharmaceutical, Inc.*	343,843	26,383,073
CareDx, Inc.*	50,409	4,236,372
Exelixis, Inc.*	1,051,708	17,721,280
Horizon Therapeutics PLC*	1,086,412	108,662,928
Neurocrine Biosciences, Inc.*	207,689	19,358,692
Vertex Pharmaceuticals, Inc.*	201,788	40,676,425
Building products - 1.5%
Carrier Global Corp.	778,124	42,991,351
Owens Corning	269,601	25,924,832
Capital markets - 1.4%
Evercore, Inc., Class A	361,833	47,834,323
MarketAxess Holdings, Inc.	19,485	9,258,687
MSCI, Inc.	9,028	5,380,327
Chemicals - 2.2%
CF Industries Holdings, Inc.	275,356	13,010,571
Eastman Chemical Co.	72,814	8,207,594
Huntsman Corp.	1,198,596	31,654,920
The Mosaic Co.	823,425	25,715,563
The Scotts Miracle-Gro Co.	58,156	10,291,286
Westlake Chemical Corp.	179,529	14,886,545
Commercial services & supplies - 0.5%
Copart, Inc.*	83,902	12,333,594
IAA, Inc.*	181,182	10,957,887
Communications equipment - 1.3%
Arista Networks, Inc.*	95,210	36,216,932
Lumentum Holdings, Inc.*	278,774	23,414,228
Construction & engineering - 1.2%
Quanta Services, Inc.	629,658	57,235,912
Construction materials - 2.0%
Eagle Materials, Inc.	227,701	32,178,705
Martin Marietta Materials, Inc.	90,262	32,792,185
Vulcan Materials Co.	165,582	29,803,104
Consumer finance - 2.3%
Ally Financial, Inc.	1,235,543	63,457,488
Discover Financial Services	360,833	44,858,759
Distributors - 0.4%
LKQ Corp.*	388,683	19,725,662
Diversified financial services - 0.5%
Voya Financial, Inc.	360,779	23,234,168
Electric utilities - 1.2%
Evergy, Inc.	818,817	53,403,245
Electrical equipment - 1.9%
Eaton Corp. PLC	114,508	18,097,990
Generac Holdings, Inc.*	165,048	69,214,529
Electronic equipment, instruments & components - 0.9%
Zebra Technologies Corp., Class A*	75,774	41,863,619
Energy equipment & services - 0.2%
Baker Hughes Co.	329,493	6,998,431
Entertainment - 2.6%
Live Nation Entertainment, Inc.*	203,293	16,037,785
Roku, Inc.*	126,003	53,968,345
Spotify Technology S.A.*	88,828	20,312,298
Zynga, Inc., Class A*	3,138,399	31,697,830
Equity real estate investment trusts (REITs) - 6.7%
Agree Realty Corp.	327,602	24,619,290
Americold Realty Trust	1,351,528	52,506,863
EastGroup Properties, Inc.	63,563	11,201,072
Healthcare Realty Trust, Inc.	1,317,790	42,011,145
Host Hotels & Resorts, Inc.*	912,878	14,542,147
Mid-America Apartment Communities, Inc.	307,632	59,403,739
STAG Industrial, Inc.	2,651,202	109,547,667
Food & staples retailing - 0.9%
Casey's General Stores, Inc.	206,470	40,821,184
Food products - 3.5%
Darling Ingredients, Inc.*	1,350,747	93,296,095
Lamb Weston Holdings, Inc.	178,338	11,907,628
The Hain Celestial Group, Inc.*	1,395,338	55,687,940
Gas utilities - 0.4%
ONE Gas, Inc.	274,820	20,276,220
Health care equipment & supplies - 3.8%
ABIOMED, Inc.*	69,028	22,581,820
Align Technology, Inc.*	19,506	13,572,275
DexCom, Inc.*	47,045	24,252,168
Edwards Lifesciences Corp.*	90,208	10,127,652
IDEXX Laboratories, Inc.*	24,564	16,667,411
Insulet Corp.*	100,590	28,134,017
Masimo Corp.*	57,472	15,654,798
Novocure Ltd.*	23,863	3,675,141
NuVasive, Inc.*	447,119	28,593,260
Teleflex, Inc.	36,710	14,589,655
Health care providers & services - 3.3%
AmerisourceBergen Corp.	416,306	50,860,104
Henry Schein, Inc.*	418,115	33,511,917
Molina Healthcare, Inc.*	151,360	41,322,794
Universal Health Services, Inc., Class B	185,876	29,816,369
Health care technology - 0.4%
Omnicell, Inc.*	73,481	10,764,966
Veeva Systems, Inc., Class A*	28,256	9,401,054
Hotels, restaurants & leisure - 2.0%
Chipotle Mexican Grill, Inc.*	16,446	30,646,134
Darden Restaurants, Inc.	128,778	18,786,135
Expedia Group, Inc.*	55,330	8,900,937
Royal Caribbean Cruises Ltd.*	116,591	8,962,350
Texas Roadhouse, Inc.	264,869	24,412,976
Vail Resorts, Inc.*	8,705	2,656,766
Household durables - 1.2%
D.R. Horton, Inc.	348,056	33,214,984
Garmin Ltd.	155,805	24,492,546
Industrial conglomerates - 0.2%
Carlisle Cos, Inc.	51,981	10,512,637
Insurance - 4.4%
Arch Capital Group Ltd.*	1,109,323	43,263,597
Brown & Brown, Inc.	571,010	31,062,944
Everest Re Group Ltd.	116,438	29,439,020
Lincoln National Corp.	528,016	32,536,346
The Hartford Financial Services Group, Inc.	300,154	19,095,797
White Mountains Insurance Group Ltd.	45,502	51,488,698
Interactive media & services - 2.0%
IAC/InterActiveCorp*	40,430	5,550,635
Match Group, Inc.*	96,228	15,326,234
MediaAlpha, Inc., Class A*	252,023	8,417,568
Pinterest, Inc., Class A*	331,531	19,527,176
Twitter, Inc.*	481,960	33,616,710
Vimeo, Inc.*	271,088	12,144,742
Internet & direct marketing retail - 0.8%
Chewy, Inc., Class A*	61,561	5,152,656
eBay, Inc.	111,297	7,591,568
Etsy, Inc.*	99,032	18,173,362
Wayfair, Inc., Class A*	23,628	5,702,854
IT services - 2.3%
DXC Technology Co.*	1,223,920	48,932,322
Euronet Worldwide, Inc.*	48,765	6,964,617
Twilio, Inc., Class A*	136,314	50,925,547
Leisure products - 1.2%
Brunswick Corp.	150,396	15,701,342
Polaris, Inc.	205,132	26,886,651
YETI Holdings, Inc.*	111,268	10,718,447
Machinery - 3.4%
AGCO Corp.	157,501	20,807,457
Chart Industries, Inc.*	217,808	33,858,254
Parker-Hannifin Corp.	79,276	24,736,490
Pentair PLC	437,576	32,236,224
The Timken Co.	255,608	20,320,836
Xylem, Inc.	220,401	27,737,466
Media - 0.1%
Discovery, Inc., Class A* (a)	145,401	4,218,083
Metals & mining - 3.2%
Alcoa Corp.*	454,325	18,241,149
Freeport-McMoRan, Inc.	2,060,262	78,495,982
Hecla Mining Co.	3,565,878	23,855,724
Kirkland Lake Gold Ltd.	658,070	28,125,912
Multiline retail - 0.8%
Dollar General Corp.	114,367	26,606,339
Ollie's Bargain Outlet Holdings, Inc.*	133,430	12,422,333
Multi-utilities - 3.4%
CenterPoint Energy, Inc.	2,757,698	70,210,991
CMS Energy Corp.	366,249	22,630,526
WEC Energy Group, Inc.	703,787	66,254,508
Oil, gas & consumable fuels - 3.7%
EOG Resources, Inc.	1,235,913	90,048,621
EQT Corp.*	855,927	15,740,498
Hess Corp.	334,501	25,569,256
Marathon Petroleum Corp.	67,936	3,751,426
Pioneer Natural Resources Co.	271,864	39,520,870
Professional services - 1.5%
Booz Allen Hamilton Holding Corp.	198,674	17,048,216
CoStar Group, Inc.*	216,009	19,192,399
Robert Half International, Inc.	340,218	33,412,810
Real estate management & development - 0.4%
eXp World Holdings, Inc.*	468,186	16,817,241
Road & rail - 0.9%
AMERCO	32,771	19,268,037
Knight-Swift Transportation Holdings, Inc.	418,108	20,775,787
Semiconductors & semiconductor equipment - 6.1%
Enphase Energy, Inc.*	203,191	38,525,014
KLA Corp.	221,553	77,135,893
Monolithic Power Systems, Inc.	42,882	19,265,167
NXP Semiconductors N.V.	28,705	5,924,425
ON Semiconductor Corp.*	521,041	20,351,861
Skyworks Solutions, Inc.	232,539	42,905,771
SolarEdge Technologies, Inc.*	46,698	12,117,197
Teradyne, Inc.	359,727	45,685,329
Universal Display Corp.	102,063	23,932,753
Software - 6.2%
C3.ai, Inc., Class A* (a)	273,220	13,756,627
Cadence Design Systems, Inc.*	33,550	4,953,657
Crowdstrike Holdings, Inc., Class A*	142,395	36,112,796
DocuSign, Inc.*	131,821	39,287,931
Splunk, Inc.*	260,713	37,016,032
Teradata Corp.*	2,289,792	113,711,071
The Trade Desk, Inc., Class A*	204,247	16,729,872
Zscaler, Inc.*	122,948	29,004,662
Specialty retail - 2.8%
American Eagle Outfitters, Inc.	548,990	18,923,685
Best Buy Co., Inc.	270,704	30,413,594
Burlington Stores, Inc.*	35,006	11,720,009
Floor & Decor Holdings, Inc., Class A*	153,018	18,669,726
O'Reilly Automotive, Inc.*	26,288	15,873,746
Tractor Supply Co.	87,962	15,914,965
Ulta Beauty, Inc.*	55,942	18,785,324
Technology hardware, storage & peripherals - 0.1%
Pure Storage, Inc., Class A*	199,750	3,899,120
Textiles, apparel & luxury goods - 0.1%
Lululemon Athletica, Inc.*	12,767	5,108,970
Trading companies & distributors - 1.6%
United Rentals, Inc.*	139,808	46,073,726
W.W. Grainger, Inc.	64,639	28,737,207
Total common stocks (cost $3,534,570,626)		4,658,026,947

MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 0.03%#	17,477,474	17,477,474
Total money market funds (cost $17,477,474)		17,477,474
Total investment portfolio (cost $3,552,048,100) - 100.0%		4,675,504,421
Other assets in excess of liabilities - 0.0%		812,541
Total net assets - 100.0%		$4,676,316,962

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $16,604,444 or 0.4% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.